Provisions - Schedule of funding status of the defined benefit obligations, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other foreign subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	€ 6,886	€ 6,903	€ 8,485
Charge to the participants	152	157	114
Fair value of plan assets	6,284	6,502	7,787
Provisions - Provisions for pensions	450	244	584
Internal provisions for pensions	1,083	1,084	1,434
Net assets for pensions	(170)	(141)	(154)
Unrecognised net assets for pensions	(463)	€ (699)	€ (696)
Brazil
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	4,569
Charge to the participants	152
Fair value of plan assets	4,730
Provisions - Provisions for pensions	(313)
Internal provisions for pensions	210
Net assets for pensions	(60)
Unrecognised net assets for pensions	€ (463)